Income Taxes (Details) - Schedule of Tax Losses Pending of Amortize $ in Thousands	Dec. 31, 2023 MXN ($)
Schedule of Tax Losses Pending of Amortize [Line Items]
Tax losses available	$ 4,895,987
2014 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2024
Tax losses available	$ 4,307
2015 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2025
Tax losses available	$ 7,755
2016 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2026
Tax losses available	$ 428,832
2017 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2027
Tax losses available	$ 252,162
2018 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2028
Tax losses available	$ 15,464
2019 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2029
Tax losses available	$ 1,044,870
2020 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2030
Tax losses available	$ 521,031
2021 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2031
Tax losses available	$ 854,241
2022 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2032
Tax losses available	$ 1,059,003
2023 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2033
Tax losses available	$ 708,322